Convertible Notes Payable – Short Term (Details)		1 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 13, 2022	Apr. 20, 2022 shares	Dec. 30, 2021	Dec. 21, 2021 USD ($)	Apr. 21, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares $ / item	Sep. 30, 2022 USD ($) $ / shares $ / item shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 28, 2021 USD ($)
Convertible Notes Payable – Short Term (Details) [Line Items]
Converted notes								$ 250,000
Accrued interest								33,000
Agreement paid							$ 30,000	30,000			$ 33,600
Principal balance								90,000
Accrued interest							33,000	33,000	$ 4,328,407
Paid principal amount								30,000
Balance amount							$ 90,000	$ 90,000
Conversion price (in Dollars per share) | $ / shares							$ 0.28	$ 0.28
Price per share percentage								80.00%
Ownership limitation percentage								9.99%
Outstanding balance percentage								130.00%
Lowest trade								65.00%
Exercise price (in Dollars per Item) | $ / item							1.25	1.25
Warrant term								5 years
Principle amount				$ 900,000	$ 125,000
Warrant purchase shares (in Shares) | shares					750,000
Exercise price (in Dollars per share) | $ / shares									$ 1
Outstanding principal balance									$ 20,000
Securities purchase agreement description	On June 13, 2022, the Company consummated the first closing of a private placement offering whereby the Company entered into a Securities Purchase Agreement (SPA), dated as of June 13, 2022 with thirteen accredited investors, pursuant to which the investors purchased from the Company, for an aggregate purchase price of $5,110,000, (i) 10% Original Issue Discount Senior Secured Convertible Debentures (the “2022 Notes”), in the principal amount of $5,659,500 and (ii) 18,896,493 warrants to purchase shares of common stock of the Company at the same price as the debt conversion price. In addition, 2,015,626 warrants were issued to the book-runner of this offering (together with the 18,896,493 investor warrants – the “2022 warrants”). The 2022 Notes mature on June 13, 2023 and bear interest at an annual rate of 10%.
Debt discount (in Shares) | shares								4,470,289
Interest expense							$ 553,200	$ 633,312
Discount amount							3,836,977	3,836,977
Gross proceeds								$ 5,000,000
Per share (in Dollars per share) | $ / shares								$ 0.25
Voluntary conversion percentage								75.00%
Original investment amount								10.00%
Debt assumed									1,540,508
Investor amount									2,950,000
Proceeds									2,850,000
Dept discount									$ 83,364
Warrant share amount description									Each holder of the 2021 Notes, provided that the note is still then outstanding, will be issued, on the earlier of (i) the date, if any, upon which the Company’s common stock is listed for trading on the NASDAQ stock exchange (the “Uplist”), and (ii) the date that is eighteen months from the date of issuance, a warrant to purchase an amount of shares of the Company’s common stock, equal to such holder’s Warrant Share Amount. For purposes of the foregoing, a holder’s “Warrant Share Amount” means (i) if such Warrant is issued in connection with the Uplist, one half of the initial principal balance of such Holder’s Note at issuance divided by the lesser of (A) $0.40, and (B) and the greater of (x) $0.20 and (y) one hundred twenty percent (120%) of the closing price for the Company’s common stock on the trading day prior to the date of the Uplist, and (ii) if such Warrant is issued otherwise than in connection with the Uplist, the initial principal balance of such Holder’s Note, divided by the lesser of (A) $0.40, and (B) and the greater of (x) $0.20 and (y) one hundred twenty percent (120%) of the volume weighted average price (“VWAP”) for the Company’s common stock over the five consecutive trading days immediately preceding the date that is eighteen months from the date of issuance. The 2021 Notes contain mandatory and voluntary conversion features as detailed in the agreement.
Principal amount				$ 900,000				$ 2,000,000
Notes principal outstanding									$ 9,718,915
Accrued interest percentage									10.00%
Original investment amount									50.00%
Warrants term								4 years
Warrants								$ 0.25		$ 34,105
Common Stock [Member]
Convertible Notes Payable – Short Term (Details) [Line Items]
Ownership limitation percentage								4.99%
Shares issued (in Shares) | shares		287,282
Warrants										$ 616
Assumed convertible debt [Member]
Convertible Notes Payable – Short Term (Details) [Line Items]
Outstanding convertible debt							$ 891,133	$ 891,133	$ 891,133
Convertable notes payable amount paid									574,133
Increasing debt									20,000
Convertible debt									337,000
2019 Note [Member]
Convertible Notes Payable – Short Term (Details) [Line Items]
Original principal amount						$ 275,000
Purchase of common stock (in Shares) | shares						100,000
Interest charged percentage						8.00%
Long term debt, description			On December 30, 2021, the Company signed an allonge amending the Note extending the maturity date to April 30, 2022 and amending the outstanding balance and payment schedule to provide for two equal payments of $60,000 on March 31, 2022 and April 30, 2022. On March 31, 2022 the Company signed an allonge amending the Note, extending the maturity date to December 31, 2022 and amended the outstanding balance and payment schedule to provide for seven monthly payments of $10,000 plus interest at the rate of 14% per annum. The first monthly payment is payable on June 30, 2022. A final payment of $50,000 plus interest is due upon maturity.
Convertible Grid Notes [Member]
Convertible Notes Payable – Short Term (Details) [Line Items]
Principle amount					$ 125,000
Warrant purchase shares (in Shares) | shares					750,000
Exercise price (in Dollars per share) | $ / shares					$ 0.8
Warrant exercise price per share (in Dollars per share) | $ / shares					$ 0.8
Debt interest rate					12%			12%
Outstanding principal balance									250,000
Accrued interest					$ 28,032				$ 28,032